Lease Obligations - Schedule of Lease Costs and Terms for Operating and Finance Lease Obligations (Detail)	Jun. 30, 2019
Leases [Abstract]
Operating leases, weighted-average remaining lease term (years)	1 year 6 months
Finance leases, weighted-average remaining lease term (years)	1 year
Operating leases, weighted-average discount rate	7.30%
Finance leases, weighted-average discount rate Weighted-average discount rate	9.90%